Other income (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Component of Operating Income [Abstract]
Interest income bank	$ 1,055	$ 812
Interest income	$ 14,378	$ 6,600